Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 1,038	$ 633	$ 425
Additions	471	980	647
Reductions/Write-offs	(846)	(575)	(439)
Ending Balance	663	1,038	633
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	362	921	507
Additions	2,270	838	753
Reductions/Write-offs	(169)	(1,397)	(339)
Ending Balance	$ 2,463	$ 362	$ 921